Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

September 26, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust
(solely with respect to Western Asset Ultra Short Obligations Fund)
(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 272 to the registration statement for the Registrant (the “Amendment”), relating to Western Asset Ultra Short Obligations Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment which is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of certain changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485, is to be effective on October 1, 2014. The Amendment is also being filed to respond to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”).

On June 20, 2013, the Registrant received comments from Ms. Valerie Lithotomos of the Staff regarding Post-Effective Amendment No. 218 to the Registrant’s registration statement on Form N-1A relating to the Fund filed on May 8, 2013. Following is a summary of the comments received from Ms. Lithotomos and the Registrant’s responses on behalf of the Fund.

1. Comment: Please provide the Staff a copy of the Fund’s investment management agreement and the Shareholder Services and Distribution Plan applicable to the Fund (the “12b-1 Plan”) prior to the effective date of the Fund’s registration statement.

Response: A copy of the 12b-1 Plan was filed with the Commission as an amendment to Post-Effective Amendment No. 223 to the registration statement for the Registrant and a copy of the investment management agreement relating to the Fund is being filed herewith as an exhibit to the Amendment.

2. Comment: Please revise footnote 2 to the fee table in the Fund’s prospectus to clarify that the Fund’s manager may recapture amounts waived or reimbursed by the manager, whether voluntarily or pursuant to a contractual agreement.

Response: In accordance with a discussion with Ms. Lithotomos, the Registrant has revised footnote 2 to the fee table in the Fund’s prospectus by removing the word “such.”

3. Comment: Please add a footnote to the fee table to indicate that information in the table reflects both fees and expenses of the Fund and its allocated shares of fees and expenses of the underlying master fund in which it invests.

Response: The Registrant notes that this information had been included in the fee table section of the Fund’s prospectus immediately following the “Example,” but in response to the Staff’s comment, the Registrant has revised the Fund’s prospectus to include this information in a footnote to the fee table.

4. Comment: The Staff noted that since the Fund intends to concentrate its investments in securities issued by companies in the financial services industry, it would be appropriate to include a risk factor relating to such industry.

Response: The Registrant agrees and notes that the Fund’s prospectus contains such disclosure under the heading “Risks associated with concentration in the financial services industry.”

5. Comment: The Staff recommended that the statement regarding the fact that the Fund is not a money market fund, which currently appears in the “Principal investment strategies” section of the Fund’s prospectus, be included on the cover page of the Fund’s prospectus.

Response: The Registrant has revised the Fund’s prospectus accordingly.

6. Comment: The Staff requested that the section of the Fund’s Prospectus entitled “Certain risks” be renamed “Principal risks.”

Response: The Registrant has revised the Fund’s prospectus as requested.

7. Comment: The Staff suggested that the disclosure relating to the risk of increased expenses be revised to include the date through which the Fund’s current contractual fee waiver is expected to remain in effect.

Response: The Registrant advises the Staff that, as it is possible for the Fund’s contractual fee waiver to be terminated at an earlier date if approved by the Fund’s Board of Trustees, the Registrant believes that inclusions of the contractual termination date could be misleading and appear to mitigate the risk described in this risk disclosure. Therefore, the Registrant has not revised such disclosure to refer to a particular date.

8. Comment: The Staff questioned whether extension risk was, in fact, another form of credit risk, to the extent that amounts due under a fixed income security would remain outstanding longer than expected only in the event of a default by the borrower thereunder.

Response: The Registrant advises the Staff that, while default by a borrower could result in a longer repayment period under a fixed income security, extension risk is primarily based on the effect that interest rates can have on estimates of expected prepayments in calculations of the effective maturity of fixed income securities. The Registrant further notes that it believes that it fairly common for funds investing in fixed income securities to discuss extension risk in their prospectuses.

9. Comment: The Staff questioned whether the possibility that the Fund might have a longer term average effective portfolio maturity than estimated (as described under the heading “More on the fund’s investment strategies, investments and risks — Maturity”) warranted additional disclosure about the fund’s sensitivity to interest rate risk.

Response: The Registrant respectfully advises the Staff that it feels that risks relating to securities of different maturity terms is properly addressed in the Fund’s prospectus under the sections headed “Certain risks — Market and interest rate risk” and “More on the fund’s investment strategies, investments and risks — Market and interest rate risk,” which describe generally the relative impact of changes in interest rates on securities of different relative maturities and the fact that calculations of maturity may not reliably predict a security’s price sensitivity to changes in interest rates.

In connection with the responses provided above, the Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto.

Please contact the undersigned at 617-951-8381 or 617-951-8267 or with any questions or comments you might have regarding the above.

Sincerely,

/s/ Mari A. Wilson

/s/ Barry N. Hurwitz

Exhibit A

Legg Mason Partners Income Trust

620 Eighth Avenue

New York, NY 10018

September 26, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (the “Registrant”)

(solely with respect to Western Asset Ultra Short Obligations Fund (the “Fund”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

In connection with its review of Post-Effective Amendment No. 218 to the registration statement on Form N-1A for the Registrant, relating to the Fund, as filed with the Securities and Exchange Commission (the “Commission”) on May 8, 2013, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the staff of the Commission (the “Staff”):

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Income Trust

By:	/s/ Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary